NOTE RECEIVABLE	3 Months Ended
Mar. 31, 2023
Note Receivable
NOTE RECEIVABLE

7. NOTE RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/ Recovery	Repayments	Balance March 31, 2023
Note 1(1)	2023-06-30	0%	$168,699	$-	$-	$-	$(33,369)	$135,330

(1)	These notes are denominated in US dollars.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2023

Expressed in Canadian Dollars (unaudited)

7. NOTE RECEIVABLE (CONT’D)

Note 1 was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. The face value of the note was $150,000 USD and the original maturity date was October 21, 2022. This note is measured at fair value through profit or loss. The parties agreed on an amended maturity date, whereby $34,860 ($25,000 USD) was paid on October 21, 2022, the original maturity date, and the remaining balance was to be paid January 21, 2023. The parties mutually agreed to extend the maturity date to March 31, 2023, with a partial repayment of $33,369 ($25,000 USD) paid on January 30, 2023. Subsequent to the period ending March 31, 2023, the parties mutually agreed to extend the maturity date whereby a partial repayment of $13,533 ($10,000 USD) was paid on April 28, 2023, with the remaining balance to be paid on June 30, 2023.

During the three months ended March 31, 2022, a note receivable that has been subsequently fully paid had an impairment recovery of $771,260 after the parties agreed on a repayment plan.